UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suit 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suit 250
Lake Oswego, OR 97035-8234
 (Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

		Jensen Quality Growth Fund
		Schedule of Investments
		August 31, 2013 (Unaudited)
		(showing percentage of total net assets)
SHARES			VALUE
		Common Stocks - 97.87%
		Aerospace & Defense - 5.64%
2,658,000		United Technologies Corporation	$266,065,800
		Air Freight & Logistics - 5.37%
1,507,000		CH Robinson Worldwide, Inc.	85,703,090
1,958,000		United Parcel Service, Inc. Class B	167,565,640
			253,268,730
		Beverages - 7.59%
3,355,000		The Coca-Cola Company	128,093,900
2,883,000		PepsiCo, Inc.	229,861,590
			357,955,490
		Capital Markets - 3.38%
2,277,000		T. Rowe Price Group, Inc.	159,708,780
		Chemicals - 5.87%
1,166,000		Ecolab, Inc.	106,514,100
1,452,000		Praxair, Inc.	170,464,800
			276,978,900
		Electrical Equipment - 3.71%
2,897,000		Emerson Electric Company	174,891,890
		Electronic Equipment, Instruments & Components - 2.51%
1,564,000		Amphenol Corporation Class A	118,504,280
		Health Care Equipment & Supplies - 12.12%
4,171,000		Abbott Laboratories	139,019,430
1,647,000		Becton Dickinson & Company	160,384,860
3,093,000		Medtronic, Inc.	160,062,750
1,594,000		Varian Medical Systems, Inc. (a)	112,297,300
			571,764,340
		Household Products - 8.48%
3,697,000		Colgate-Palmolive Company	213,575,690
2,396,000		The Procter & Gamble Company	186,624,440
			400,200,130
		Industrial Conglomerates - 5.53%
2,296,000		3M Company	260,779,680
		IT Services - 11.24%
2,572,000		Accenture PLC Class A (b)	185,827,000
2,788,000		Automatic Data Processing, Inc.	198,394,080
1,993,000		Cognizant Technology Solutions Corporation Class A (a)	146,086,900
			530,307,980
		Life Sciences Tools & Services - 3.30%
1,573,000		Waters Corporation (a)	155,491,050
		Media - 4.17%
3,243,000		Omnicom Group, Inc.	196,687,950
		Professional Services - 3.07%
2,455,000		Equifax, Inc.	145,065,950
		Software - 9.87%
1,748,000		Adobe Systems, Inc. (a)	79,971,000
5,074,000		Microsoft Corporation	169,471,600
6,777,000		Oracle Corporation	215,915,220
			465,357,820
		Specialty Retail - 2.82%
2,522,000		TJX Companies, Inc.	132,959,840
		Textiles, Apparel & Luxury Goods - 3.20%
2,403,000		NIKE, Inc.	150,956,460
		Total Common Stocks (Cost $3,214,817,793)	4,616,945,070

		Short-Term Investment - 1.98%
		Money Market Fund - 1.98%
93,281,109		Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	93,281,109
		Total Short-Term Investment (Cost $93,281,109)	93,281,109

		Total Investments (Cost $3,308,098,902) - 99.85%	4,710,226,179
		Other Assets in Excess of Liabilities - 0.15%	6,965,709
		TOTAL NET ASSETS - 100.00%	$4,717,191,888

	(a)	Non-income producing security.
	(b)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 3.94%.
	(c)	Variable rate security. The rate listed is as of August 31, 2013.

Fair Valuation Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 -
Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 -	Inputs that are unobservable (including the Fund's own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include active listed equities and certain money market securities, and are classified within Level 1.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of August 31, 2013, to value the Fund's investment carried at fair value. The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$4,616,945,070	$4,616,945,070	$-	$-
Total Money Market Fund	93,281,109	93,281,109	-	-
Total Investments	$4,710,226,179	$4,710,226,179	$-	$-

* For further information regarding security characteristics, and industry classifications please see the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2013 with significant unobservable inputs which would be classified as Level 3. There were no transfers of securities between levels during the reporting period. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows**:

Cost of investments	$3,308,098,902
Gross unrealized appreciation	1,416,906,223
Gross unrealized depreciation	(14,778,946)
Net unrealized appreciation	$1,402,127,277

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc., doing business as Jensen Quality Growth Fund

By (Signature and Title)* /s/ Robert McIver
   Robert McIver, President

Date        10/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert McIver
   Robert McIver, President

Date        10/16/13

By (Signature and Title)* /s/ Brian Ferrie
   Brian Ferrie, Treasurer

Date        10/18/13

* Print the name and title of each signing officer under his or her signature.